Financial Investments - Summary of Financial Investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial investments
Financial investments	R$ 721,935	R$ 577,398
Financial investments in foreign currency	542	1,629
Other	517	467
Total financial investments	722,994	579,494
Current	712,645	574,804
Non-current	R$ 10,349	R$ 4,690